SCHEDULE OF WARRANTS ISSUED TO SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00		$ 1.00
Old Glory Holding Co [Member]
Shareholder warrants		1,367,670
Old Glory Holding Co [Member] | Warrant [Member]
Shareholder warrants	2,449,457	1,953,718		1,066,000
Black scholes value	$ 4.81	$ 4.26		$ 1.14
Total warrants fair value	$ 4,244
Fair value allocated to surplus warrants	$ 2,847
2024 [Member] | Old Glory Holding Co [Member]
Shareholder warrants		921,931
2024 [Member] | Old Glory Holding Co [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.00
Black scholes value		$ 2.95
Total warrants fair value		$ 2,720
Fair value allocated to surplus warrants		$ 1,823
2025 [Member] | Old Glory Holding Co [Member]
Shareholder warrants		445,739
2025 [Member] | Old Glory Holding Co [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.00
Black scholes value	$ 3.42
Total warrants fair value	$ 1,524
Fair value allocated to surplus warrants	$ 1,024